Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except percentage)
Income before income tax expense	$168,741	$46,143	$304,527
Income (loss) from non-China operations	$168,446	$(25,354)	$125,064
Income from China operations	$295	$71,497	$179,463
Income tax expenses applicable to China operations	$6,970	$10,420	$11,985
Effective tax rate for China operations	2,362%	15%	7%

Schedule of current and deferred portion of income tax expenses
	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Current tax provision	$8,198	$13,948	$17,455
Deferred tax benefits	(1,228)	(3,528)	(5,470)

Income tax expenses	$6,970	$10,420	$11,985

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2014	2015	2016
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(1,664)%	(24)%	(29)%
Permanent differences	2,670%	12%	4%
Change in valuation allowance	1,699%	2%	7%
Effect of changes in the tax status	(368)%	—	—

Effective tax rate for China operations	2,362%	15%	7%

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except per share amount)
Tax holiday effect	$4,910	$17,169	$51,829
Basic net income per share effect	$0.08	$0.29	$0.74
Diluted net income per share effect	$0.07	$0.28	$0.67

U.S.
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2015	2016
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$30,126	$30,279
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	479	553

Total deferred tax assets	30,605	30,832
Less: valuation allowance	(30,605)	(30,832)

Deferred tax assets, net	$—	$—

Hong Kong
Income Taxes
Schedule of significant components of deferred tax assets and liabilities
	As of December 31,
	2015	2016
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$4,506	$4,883
Less: valuation allowance	(4,506)	(4,883)

Deferred tax assets	$—	$—

China
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2015	2016
	(In thousands)
Deferred tax assets:
Allowances for doubtful accounts	$16,386	$18,509
Net operating loss carry forwards	1,098	815
Accruals	7,553	11,978
Depreciation, and other liabilities	5,964	16,732

Total deferred tax assets	31,001	48,034
Less: valuation allowance	(23,232)	(35,447)

Net deferred tax assets	$7,769	$12,587

Deferred tax liabilities:
Depreciation	$(468)	$(814)
Acquired intangible assets	(1,959)	(274)
Others	(2,044)	(2,521)

Total deferred tax liabilities	$(4,471)	$(3,609)